VSC-Q1

Quarterly Report
March 31, 2026
MFS®  Blended Research®
Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.4%
CACI International, Inc., “A” (a)	1,058	$575,415
Hexcel Corp.	1,441	116,620
Karman Holdings, Inc. (a)	9,442	755,832
Kratos Defense & Security Solutions, Inc. (a)	2,175	153,359
Standard Aero, Inc. (a)	6,476	167,275
York Space Systems, Inc. (a)(l)	4,866	107,879
		$1,876,380
Apparel, Footwear, & Accessories – 0.2%
Columbia Sportswear Co.	3,034	$166,293
Auto & Auto Components – 2.7%
Goodyear Tire & Rubber Co. (a)	38,865	$257,675
Methode Electronics, Inc.	29,741	164,170
Modine Manufacturing Co. (a)	4,726	1,024,172
Visteon Corp.	7,746	705,738
		$2,151,755
Brokerage & Asset Managers – 0.8%
GCM Grosvenor, Inc., “A”	40,599	$397,870
Hamilton Lane, Inc., “A”	1,527	151,784
PJT Partners, Inc.	653	91,237
		$640,891
Business Services – 1.5%
BlueLinx Holdings, Inc. (a)	3,744	$202,850
Concentrix Corp.	2,131	58,304
GigaCloud Technology, Inc. (a)	2,713	123,116
Power Solutions International, Inc. (a)	1,774	108,001
TriNet Group, Inc.	17,320	630,968
World Fuel Services Corp.	3,751	86,535
		$1,209,774
Chemicals – 3.0%
Avient Corp.	32,243	$1,170,421
BioLife Solutions, Inc. (a)	7,747	147,812
Element Solutions, Inc.	30,020	1,024,883
		$2,343,116
Construction – 0.7%
Simpson Manufacturing Co., Inc.	2,386	$409,485
SiteOne Landscape Supply, Inc. (a)	514	68,419
SPX Technologies, Inc. (a)	181	36,189
		$514,093
Consumer Products – 1.7%
e.l.f. Beauty, Inc. (a)	2,571	$155,828
Herbalife Ltd. (a)	11,992	176,522
Newell Brands, Inc.	180,529	619,215
Prestige Consumer Healthcare, Inc. (a)	6,803	403,214
		$1,354,779

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 3.0%
Adtalem Global Education, Inc. (a)	8,432	$971,788
Grand Canyon Education, Inc. (a)	5,682	966,111
Phoenix Educations Partners, Inc.	13,470	423,766
		$2,361,665
Diversified Financial Services – 2.2%
Bread Financial Holdings, Inc.	7,917	$592,904
Bullish (a)(l)	2,847	101,723
Gold.com, Inc.	4,445	178,156
PROG Holdings, Inc.	11,362	325,976
SLM Corp.	26,129	559,422
		$1,758,181
Energy - Independent – 2.6%
National Gas Fuel Co.	356	$33,450
Par Pacific Holdings, Inc. (a)	11,101	695,367
Peabody Energy Corp.	1,240	40,858
Permian Resources Corp.	39,331	838,537
SM Energy Co.	12,986	404,903
		$2,013,115
Energy - Renewables – 1.7%
Bloom Energy Corp. (a)	7,119	$964,554
Green Plains, Inc. (a)	11,074	182,167
Nextpower, Inc. “A” (a)	973	117,295
Shoals Technologies Group, Inc. (a)	8,495	55,897
		$1,319,913
Engineering - Construction – 5.1%
APi Group, Inc. (a)	16,229	$657,599
Centuri Holdings, Inc. (a)	7,176	209,611
Dycom Industries, Inc. (a)	101	34,221
Legence Corp., “A” (a)	13,233	747,135
MYR Group, Inc. (a)	4,493	1,268,464
Primoris Services Corp.	3,336	477,181
Sterling Infrastructure, Inc. (a)	710	289,162
Tutor Perini Corp.	4,500	347,355
		$4,030,728
Entertainment & Leisure – 2.5%
Brunswick Corp.	13,644	$992,737
Corsair Gaming, Inc. (a)	144,299	800,860
Quad/Graphics, Inc.	28,410	187,790
		$1,981,387
Food & Beverages – 0.5%
Once Upon a Farm PBC (a)(l)	21,829	$356,904
Hardware, Peripherals, & Assembly – 1.6%
Adtran Holdings, Inc. (a)	11,810	$148,570
Credo Technology Group Holdings Ltd. (a)	2,158	202,572
IonQ, Inc. (a)	1,532	44,168
Pitney Bowes, Inc.	8,606	95,096
Q2 Holdings, Inc. (a)	13,288	628,522
ScanSource, Inc. (a)	3,551	128,901
		$1,247,829
Health Maintenance Organizations – 0.0%
Molina Healthcare, Inc. (a)	272	$36,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.3%
AXIS Capital Holdings Ltd.	7,056	$715,549
Hanover Insurance Group, Inc.	4,650	806,078
Lincoln National Corp.	26,398	937,129
Voya Financial, Inc.	13,748	939,263
		$3,398,019
Internet – 0.4%
CarGurus, Inc. (a)	9,067	$308,731
Machinery & Tools – 3.1%
AGCO Corp.	8,582	$994,396
Flowserve Corp.	15,392	1,131,466
Kadant, Inc.	1,142	333,864
		$2,459,726
Medical & Health Technology & Services – 1.8%
Accendra Health, Inc. (a)	17,082	$38,947
AMN Healthcare Services, Inc. (a)	5,191	95,203
Azenta, Inc. (a)	2,489	52,593
Ensign Group, Inc.	191	38,486
GeneDX Holdings Corp. (a)	6,455	414,540
Ginkgo Bioworks Holdings, Inc. (a)	8,554	52,436
Guardant Health, Inc. (a)	627	57,916
Nutex Health, Inc. (a)(l)	803	76,317
Option Care Health, Inc. (a)	7,831	210,810
Phreesia, Inc. (a)	2,327	19,500
Schrodinger, Inc. (a)	6,219	70,648
Teladoc Health, Inc. (a)	49,177	268,015
		$1,395,411
Medical Equipment – 4.3%
Anika Therapeutics, Inc. (a)	13,036	$189,022
AtriCure, Inc. (a)	20,818	593,938
Avantor, Inc. (a)	14,456	113,335
Billiontoone, Inc., “A” (a)(l)	1,051	82,966
Bio-Rad Laboratories, Inc., “A” (a)	705	196,519
Caris Life Sciences, Inc. (a)	4,648	83,106
Embecta Corp.	40,608	358,975
Envista Holdings Corp. (a)	47,605	1,207,739
iRhythm Technologies, Inc. (a)	2,667	314,759
MiMedx Group, Inc. (a)	10,925	43,154
Myriad Genetics, Inc. (a)	24,135	108,607
TransMedics Group, Inc. (a)	564	56,067
		$3,348,187
Metals & Mining – 1.7%
Caledonia Mining Corp. PLC	17,002	$384,075
Coeur Mining, Inc. (a)	6,460	121,254
Ferroglobe PLC	35,216	145,090
Hecla Mining Co.	33,826	630,179
Ryerson Holding Corp.	3,084	69,328
		$1,349,926
Non-Global Systemically Important Banks – 10.2%
Banc of California, Inc.	17,645	$310,199
Berkshire Hills Bancorp, Inc.	36,686	1,100,580
Cathay General Bancorp, Inc.	16,729	834,108
Columbia Banking System, Inc.	28,342	777,421
Eagle Bancorp, Inc.	2,631	65,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
East West Bancorp, Inc.	6,879	$734,402
Metro Bank Holdings PLC	1,875	156,169
Popular, Inc.	10,092	1,354,043
Texas Capital Bancshares, Inc. (a)	12,042	1,142,545
UMB Financial Corp.	10,362	1,168,730
United Community Bank, Inc.	10,481	330,047
		$7,973,677
Oil Services – 3.7%
Expro Group Holdings N.V. (a)	62,920	$1,095,437
Oil States International, Inc. (a)	52,308	608,865
Weatherford International PLC	12,224	1,156,146
		$2,860,448
Pharmaceuticals & Biotechnology – 10.8%
ACADIA Pharmaceuticals, Inc. (a)	10,343	$230,235
Amneal Pharmaceuticals, Inc. (a)	22,206	276,021
Arcturus Therapeutics Holdings, Inc. (a)	10,439	80,589
Arcus Biosciences, Inc. (a)	3,948	85,277
Arvinas, Inc. (a)	14,209	150,615
Bioage Labs, Inc. (a)	3,155	55,181
BridgeBio Pharma, Inc. (a)	564	41,883
Capricor Therapeutics, Inc. (a)	1,834	55,754
Catalyst Pharmaceuticals, Inc. (a)	6,436	159,355
Cogent Biosciences, Inc. (a)	4,384	168,740
Collegium Pharmaceutical, Inc. (a)	3,764	124,475
Corvus Pharmaceuticals, Inc. (a)	7,237	105,877
Cytokinetics, Inc. (a)	6,245	411,608
Day One Biopharmaceuticals, Inc. (a)	25,683	550,643
Erasca, Inc. (a)	7,398	119,700
Exelixis, Inc. (a)	6,095	261,415
GRAIL, Inc. (a)	423	21,861
Harmony Biosciences Holdings (a)	4,016	112,488
Indivior Pharmaceuticals, Inc. (a)	9,525	290,322
Intellia Theraputics, Inc. (a)	6,023	77,215
Ionis Pharmaceuticals, Inc. (a)	4,209	316,054
Jazz Pharmaceuticals PLC (a)	1,077	203,607
Keros Therapuetics, Inc. (a)	8,560	94,502
Kiniksa Pharmaceuticals International PLC (a)	5,437	261,792
Kymera Therapeutics, Inc. (a)	4,762	396,627
Mirum Pharmaceuticals, Inc. (a)	3,386	312,799
Monte Rosa Therapeutics, Inc.	9,869	162,345
Neurocrine Biosciences, Inc. (a)	1,469	193,526
Novavax, Inc. (a)	28,752	234,041
Nurix Therapeutics, Inc. (a)	7,452	115,506
Olema Pharmaceuticals, Inc. (a)	8,214	122,471
Organon & Co.	40,547	242,877
Palvella Therapeutics, Inc. (a)	373	46,494
Phibro Animal Health Corp., “A”	5,129	283,685
Praxis Precision Medicines, Inc. (a)	1,291	415,947
Prothena Corp. PLC (a)	23,070	224,240
PTC Therapeutics, Inc. (a)	5,865	399,582
REGENXBIO, Inc. (a)	19,557	163,888
Rigel Pharmaceuticals, Inc. (a)	7,693	208,019
Septerna, Inc. (a)	1,814	43,590
Stoke Theraputics, Inc. (a)	3,956	128,807
Tango Therapeutics, Inc. (a)	4,767	99,726
Terns Pharmaceuticals, Inc. (a)	1,905	100,432
Ultragenyx Pharmaceutical, Inc. (a)	3,717	77,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – continued
Vanda Pharmaceuticals, Inc. (a)	17,620	$121,754
Zenas Biopharma, Inc. (a)	1,633	31,925
Zymeworks, Inc. (a)	4,776	119,591
		$8,500,952
Real Estate – 3.1%
Cushman & Wakefield Ltd. (a)	30,723	$376,664
Essential Properties Realty Trust, REIT	33,343	1,012,293
NNN REIT, Inc.	24,286	1,020,741
		$2,409,698
Real Estate - Storage & Office – 2.0%
Cousins Properties, Inc., REIT	5,169	$116,665
Highwoods Properties, Inc., REIT	30,308	648,894
Piedmont Office Realty Trust, Inc., REIT (a)	119,895	787,710
		$1,553,269
Restaurants – 0.9%
Chefs' Warehouse, Inc. (a)	12,105	$719,642
Retail & E-commerce – 0.5%
Bath & Body Works, Inc.	14,082	$262,911
Genesco, Inc. (a)	3,935	114,076
		$376,987
Semiconductor & Electronic Components – 6.8%
Advanced Energy Industries, Inc.	4,079	$1,316,334
Allegro MicroSystems, Inc. (a)	12,108	381,765
Alpha and Omega Semiconductor Ltd. (a)	4,844	107,343
Cirrus Logic, Inc. (a)	3,022	437,042
Fabrinet (a)	471	245,636
Formfactor, Inc. (a)	12,545	1,216,739
Kimball Electronics, Inc. (a)	10,685	253,128
Photronics, Inc. (a)	14,424	582,874
Sanmina Corp. (a)	1,572	203,794
TTM Technologies, Inc. (a)	4,549	443,164
VICOR Corp. (a)	887	142,807
		$5,330,626
Software – 5.6%
ACI Worldwide, Inc. (a)	11,296	$463,249
Alkami Technology, Inc. (a)	14,004	219,443
BILL Holdings, Inc. (a)	13,810	528,923
Cerence, Inc. (a)	35,366	223,159
Clear Secure, Inc., “A”	17,631	853,517
Consensus Cloud Solutions, Inc. (a)	3,804	90,307
D-Wave Quantum, Inc. (a)	7,247	104,574
Elastic N.V. (a)	8,893	444,561
Five9, Inc. (a)	43,301	656,876
Netskope, Inc., “A” (a)	6,758	57,375
Pegasystems, Inc.	5,050	214,928
SentinelOne, Inc., “A” (a)	16,030	206,466
Thryv, Inc. (a)	15,697	43,010
Upwork, Inc. (a)	23,363	256,059
		$4,362,447

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.9%
EchoStar Corp., “A” (a)	8,733	$1,022,372
Globalstar, Inc. (a)	5,154	342,329
Lumen Technologies, Inc. (a)	17,593	122,271
		$1,486,972
Tobacco – 0.6%
Mativ Holdings, Inc.	57,428	$499,624
Transportation & Logistics – 1.1%
RXO, Inc. (a)	37,899	$554,084
Saia, Inc. (a)	901	316,503
		$870,587
Travel, Gaming, & Lodging – 0.7%
Brightstar Lottery PLC	22,306	$284,179
Super Group SGHC Ltd.	21,483	232,016
		$516,195
Utilities – 3.9%
Hawaiian Electric Industries, Inc. (a)	2,600	$38,584
Portland General Electric Co.	25,223	1,331,018
Southwest Gas Holdings, Inc.	8,887	772,280
Spire, Inc.	8,277	749,400
UGI Corp.	4,158	151,434
		$3,042,716
Total Common Stocks		$78,126,901
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.71% (v)	313,920	$313,920
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	612,740	$612,740

Other Assets, Less Liabilities – (0.8)%		(604,095)
Net Assets – 100.0%		$78,449,466

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $313,920 and
$78,739,641, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$78,126,901	$—	$—	$78,126,901
Investment Companies	926,660	—	—	926,660
Total	$79,053,561	$—	$—	$79,053,561
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$386,950	$2,645,048	$2,717,959	$(75)	$(44)	$313,920

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,553	$—